Employee Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 Pension Benefits [Member]	Dec. 29, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 28, 2013 Other Benefits [Member]	Dec. 29, 2012 Other Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Pension Benefits [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Pension Benefits [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member] Pension Benefits [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Other Benefits [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Other Benefits [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member] Other Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 295	$ 276	$ 275	$ 236	$ 207	$ 227	$ 295	$ 276	$ 275	$ 236	$ 207	$ 227
Interest cost	963	1,055	1,161	513	585	710	963	1,055	1,161	513	585	710
Amortization of loss	387	262	5	314	312	69	387	262	5	314	312	69
Expected return on plan assets	(1,348)	(1,301)	(1,400)		(180)		(1,348)	(1,301)	(1,400)		(180)
Special termination benefits				39						39
Amortization of prior service credit				(180)						(180)
Net periodic benefit cost	$ 297	$ 292	$ 41	$ 922	$ 924	$ 1,006	$ 297	$ 292	$ 41	$ 922	$ 924	$ 1,006